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                           CALAMOS INVESTMENT TRUST
                          1111 East Warrenville Road
                        Naperville, Illinois 60563-1493


                                 August 3, 1998

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004


                           Calamos Investment Trust
                      1933 Act Registration No. 33-19228
                      1940 Act Registration No. 811-5443


Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Calamos Investment Trust ( the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on July 29, 1998.

                                       Very truly yours,

                                       CALAMOS INVESTMENT TRUST

                                          /s/ James S. Hamman, Jr.
                                       ______________________________
                                       By:  James S. Hamman, Jr.
                                       Its: Secretary